Real Estate Investments - Schedule of Properties (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) property	Dec. 31, 2015 USD ($) property
Other Real Estate [Roll Forward]
Number of real estate properties, beginning balance (property) | property	329
Number of real estate properties, ending balance (property) | property	329	329
Cost of real estate investment property, beginning balance | $	$ 2,546,304	$ 2,340,039
Cost of real estate investment property, ending balance | $	$ 2,513,354	$ 2,546,304
2015 Acquisitions
Other Real Estate [Roll Forward]
Number of real estate properties, beginning balance (property) | property	329	307
Number of properties | property	0	22
Number of real estate properties, ending balance (property) | property	329	329
Cost of real estate investment property, beginning balance | $	$ 2,633,562	$ 2,378,554
Base purchase price | $	0	255,008
Cost of real estate investment property, ending balance | $	$ 2,633,562	$ 2,633,562